Faegre Drinker Biddle & Reath LLP

 One Logan Square, Ste. 2000

 Philadelphia, PA 19103-6996

 Telephone: (215) 988-2700

 Fax: (215) 988-2757

 www.faegredrinker.com

August 9, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	RiverNorth Managed Duration Municipal Income Fund, Inc. (the “Fund”) 1940 Act File No. 811-23434

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 1 (the "Amendment") to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Amendment is being filed to address oral staff comments to the Registration Statement.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2959.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer

cc:	David L. Williams
Jon Mohrhardt
Marc Collins